Recapitalization Costs (Tables)	6 Months Ended
Jun. 30, 2022
Recapitalization Costs [Abstract]
Recapitalization costs	The following table displays the calculation of the listing costs recognized during the period:

	Number of shares/ warrants	At Closing Date
	USD	USD

Net deficit from SPAC transferred to the Group		18,532,095
SPAC ordinary shares outstanding	34,500,000	—
SPAC ordinary shares redeemed	(29,175,999)	—

Remaining Class A Ordinary Shares	5,324,001	—
SPAC Class B Sponsor Shares	8,625,000	—

Total shares issued to SPAC	13,949,001	—
Diluted share price at Closing Date	8.68	—
Total value transferred to the SPAC		121,077,329

Recapitalization costs		139,609,424

21	Fair value of financial instruments